Investments (Details 20) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity securities available-for-sale with a gross unrealized loss of 20%or more
% A Rated or Better	20.00%
20% or more [Member] | Less than six months [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	$ 123
20% or more [Member] | Six months or greater but less than twelve months [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	4
20% or more [Member] | Twelve months or greater [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	96	116
20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	223
Equity Securities [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	299	241
Non-redeemable preferred stock [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	202	229
Non-redeemable preferred stock [Member] | 20% or more [Member] | Less than six months [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	87
% of All Equity Securities	71.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | Less than six months [Member] | All Industries [Member] | Investment Grade [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	46
% of All Non-Redeemable Preferred Stock	53.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | Less than six months [Member] | Financial Services Industry [Member] | Investment Grade [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	46
% of All Industries	100.00%
% A Rated or Better	22.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | Six months or greater but less than twelve months [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	0
% of All Equity Securities	0.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | Six months or greater but less than twelve months [Member] | All Industries [Member] | Investment Grade [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	0
% of All Non-Redeemable Preferred Stock	0.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | Six months or greater but less than twelve months [Member] | Financial Services Industry [Member] | Investment Grade [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	0
% of All Industries	0.00%
% A Rated or Better	0.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | Twelve months or greater [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	96
% of All Equity Securities	100.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | Twelve months or greater [Member] | All Industries [Member] | Investment Grade [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	96
% of All Non-Redeemable Preferred Stock	100.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | Twelve months or greater [Member] | Financial Services Industry [Member] | Investment Grade [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	96
% of All Industries	100.00%
% A Rated or Better	71.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	183
% of All Equity Securities	82.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member] | All Industries [Member] | Investment Grade [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	142
% of All Non-Redeemable Preferred Stock	78.00%
Non-redeemable preferred stock [Member] | 20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member] | Financial Services Industry [Member]
Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	0
Non-redeemable preferred stock [Member] | 20% or more [Member] | All equity securities with a gross unrealized loss of 20% or more [Member] | Financial Services Industry [Member] | Investment Grade [Member]

Equity securities available-for-sale with a gross unrealized loss of 20%or more
Gross Unrealized Loss	$ 142
% of All Industries	100.00%
% A Rated or Better	55.00%